Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Investment in Associate

A summary of the carrying value of the Kutcho Investment in Associate and the losses recognized as a component of the Company’s net earnings during 2018 and 2017 is presented below:

	December 31, 2018

(in thousands)	Carrying Value	Share of Associates Losses Included in Net Earnings

Investment in Associate - Kutcho	$2,562	$(432)

	December 31, 2017
(in thousands)	Carrying Value	Share of Associates Losses Included in Net Earnings

Investment in Associate - Kutcho	$2,994	$-